Stock-based compensation - Summary of Outstanding Stock Options Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Stock Options - Beginning balance				22,751,000	24,453,000	25,211,000
Number of Stock Options - Options granted					0	1,730,000
Number of Stock Options - Options exercised				(1,955,000)	(1,221,000)	(990,000)
Number of Stock Options - Options forfeited				(93,000)	(481,000)	(1,498,000)
Number of Stock Options - Ending balance	22,751,000	24,453,000	25,211,000	20,703,000	22,751,000	24,453,000
Number of Stock Options - Exercisable	20,636,000	18,331,000		19,630,000	20,636,000	18,331,000
Weighted Average Exercise Price - Beginning balance				$ 8.48	$ 8.26	$ 6.69
Weighted Average Exercise Price - Options granted						28.68
Weighted Average Exercise Price - Options exercised				3.48	1.32	1.05
Weighted Average Exercise Price - Options forfeited				20.62	15.34	10.19
Weighted Average Exercise Price - Ending balance	$ 8.48	$ 8.26	$ 6.69	8.9	8.48	8.26
Weighted Average Exercise Price - Exercisable	$ 6.91	$ 5.02		$ 7.84	$ 6.91	$ 5.02
Weighted Average Remaining Contractual Term - Balance in years	5 years 6 months	6 years 6 months	7 years 21 days	4 years 7 months 6 days	5 years 6 months 10 days	6 years 6 months
Weighted Average Remaining Contractual Term - Exercisable in years				4 years 6 months	5 years 3 months 25 days	6 years 10 days
Aggregate Intrinsic Value - Beginning balance				$ 522,900	$ 488,807	$ 821,385
Aggregate Intrinsic Value - Ending balance	$ 522,900	$ 488,807	$ 821,385	3,568,967	522,900	488,807
Aggregate Intrinsic Value - Exercisable	$ 505,237	$ 421,091		$ 3,404,931	$ 505,237	$ 421,091